Quarterly Report
March 31, 2021
MFS®  Growth Series
MFS® Variable Insurance Trust
VEG-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Apparel Manufacturers – 0.9%
NIKE, Inc., “B”	142,144	$18,889,516
Biotechnology – 1.0%
Alnylam Pharmaceuticals, Inc. (a)	27,767	$3,920,423
Seagen, Inc. (a)	35,237	4,893,010
Vertex Pharmaceuticals, Inc. (a)	59,514	12,788,963
		$21,602,396
Broadcasting – 1.6%
Netflix, Inc. (a)	63,793	$33,278,256
Brokerage & Asset Managers – 0.7%
Charles Schwab Corp.	236,431	$15,410,573
Business Services – 8.3%
Clarivate PLC (a)	574,903	$15,171,690
CoStar Group, Inc. (a)	22,257	18,292,806
Equifax, Inc.	48,016	8,697,138
Global Payments, Inc.	79,794	16,084,874
MSCI, Inc.	78,935	33,095,867
PayPal Holdings, Inc. (a)	234,295	56,896,198
Verisk Analytics, Inc., “A”	171,658	30,330,252
		$178,568,825
Cable TV – 1.6%
Charter Communications, Inc., “A” (a)	57,356	$35,389,799
Computer Software – 21.3%
Adobe Systems, Inc. (a)	170,018	$80,821,457
Atlassian Corp. PLC, “A” (a)	60,234	12,694,918
Autodesk, Inc. (a)	98,630	27,335,305
Black Knight, Inc. (a)	76,231	5,640,332
Bumble, Inc., “A” (a)	83,909	5,234,243
Cadence Design Systems, Inc. (a)	122,074	16,722,917
Intuit, Inc.	110,014	42,141,963
Microsoft Corp.	920,824	217,102,674
Qualtrics International, “A” (a)	27,574	907,460
Roblox Corp., “A” (a)	92,761	6,013,696
salesforce.com, inc. (a)	141,061	29,886,594
Synopsys, Inc. (a)	53,560	13,271,097
		$457,772,656
Computer Software - Systems – 5.8%
Apple, Inc.	422,923	$51,660,044
ServiceNow, Inc. (a)	61,043	30,528,215
Square, Inc., “A” (a)	115,386	26,198,391
TransUnion	189,966	17,096,940
		$125,483,590
Construction – 2.8%
Sherwin-Williams Co.	42,013	$31,006,014
Vulcan Materials Co.	170,700	28,805,625
		$59,811,639

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.5%
Colgate-Palmolive Co.	250,414	$19,740,136
Estee Lauder Cos., Inc., “A”	116,332	33,835,162
		$53,575,298
Consumer Services – 0.7%
Uber Technologies, Inc. (a)	259,795	$14,161,425
Electrical Equipment – 0.9%
AMETEK, Inc.	152,594	$19,490,832
Electronics – 5.8%
Applied Materials, Inc.	207,898	$27,775,173
ASML Holding N.V.	34,876	21,531,047
Lam Research Corp.	61,935	36,866,190
NVIDIA Corp.	72,998	38,975,822
		$125,148,232
General Merchandise – 0.5%
Dollar General Corp.	56,718	$11,492,201
Health Maintenance Organizations – 0.2%
UnitedHealth Group, Inc.	10,208	$3,798,091
Insurance – 0.6%
Aon PLC	56,083	$12,905,259
Internet – 13.5%
Airbnb, Inc., “A” (a)	3,524	$662,300
Alibaba Group Holding Ltd., ADR (a)	33,438	7,581,398
Alphabet, Inc., “A” (a)	54,419	112,240,276
Alphabet, Inc., “C” (a)	16,395	33,915,189
Facebook, Inc., “A” (a)	272,243	80,183,731
Match Group, Inc. (a)	167,357	22,991,505
Pinterest, Inc. (a)	144,782	10,718,211
Sea Ltd., ADR (a)	71,420	15,943,087
Spotify Technology S.A. (a)	25,849	6,926,239
		$291,161,936
Leisure & Toys – 2.7%
Activision Blizzard, Inc.	222,850	$20,725,050
Electronic Arts, Inc.	186,580	25,257,335
Take-Two Interactive Software, Inc. (a)	70,196	12,403,633
		$58,386,018
Machinery & Tools – 0.6%
Roper Technologies, Inc.	29,589	$11,934,427
Medical & Health Technology & Services – 0.5%
ICON PLC (a)	56,814	$11,156,565
Medical Equipment – 7.7%
Abbott Laboratories	284,305	$34,071,111
Becton, Dickinson and Co.	43,293	10,526,693
Boston Scientific Corp. (a)	433,985	16,773,520
Danaher Corp.	189,959	42,755,972
Edwards Lifesciences Corp. (a)	137,117	11,468,466
STERIS PLC	32,091	6,112,694

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	96,129	$43,871,353
		$165,579,809
Network & Telecom – 0.4%
Equinix, Inc., REIT	13,423	$9,122,137
Other Banks & Diversified Financials – 6.2%
Mastercard, Inc., “A”	209,688	$74,659,412
Visa, Inc., “A”	279,311	59,138,518
		$133,797,930
Pharmaceuticals – 1.2%
Zoetis, Inc.	160,650	$25,299,162
Railroad & Shipping – 0.7%
Canadian Pacific Railway Ltd.	42,141	$15,983,660
Restaurants – 0.9%
Chipotle Mexican Grill, Inc., “A” (a)	9,306	$13,222,151
Starbucks Corp.	56,475	6,171,023
		$19,393,174
Specialty Stores – 9.2%
Amazon.com, Inc. (a)	57,811	$178,871,859
Lululemon Athletica, Inc. (a)	26,451	8,112,786
Ross Stores, Inc.	18,282	2,192,195
Shopify, Inc. (a)	8,319	9,204,973
		$198,381,813
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT	56,913	$13,605,622
Total Common Stocks		$2,140,580,841
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.05% (v)	15,222,107	$15,222,107

Other Assets, Less Liabilities – (0.1)%		(2,590,076)
Net Assets – 100.0%		$2,153,212,872
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,222,107 and $2,140,580,841, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,140,580,841	$—	$—	$2,140,580,841
Mutual Funds	15,222,107	—	—	15,222,107
Total	$2,155,802,948	$—	$—	$2,155,802,948
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$18,169,621	$80,632,402	$83,579,916	$—	$—	$15,222,107

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,566	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.